UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2005

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one.):    [ ] is a restatement.
                                       [ ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          CastleRock Management, LLC
Address:       101 Park Avenue, 23rd Floor
               New York, NY 10178

Form 13F File Number: 028-5611

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:          Paul P. Tanico and Ellen H. Adams
Title:         Managing Members
Phone:         212-251-3300

Signature, Place, and Date of Signing:

/s/ Paul P. Tanico          New York, NY                       05/16/05
--------------------------------------------------------------------------------
    [Signature]               [City, State]                      [Date]

/s/ Ellen H. Adams          New York, NY                       05/16/05
--------------------------------------------------------------------------------
    [Signature]               [City, State]                      [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0
Form 13F Information Table Entry Total:         52
Form 13F Information Table Value Total:         178,356
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     NONE

CASTLEROCK MANAGEMENT, LLC


                                TITLE                VALUE        SHRS/    SH/  PUT/    INVESTMENT  OTHER         VOTING AUTHORITY
              NAME OF ISSUER  OF CLASS      CUSIP   (X$1,000)     PRN AMT  PRN  CALL    DISCRETION MANAGERS     SOLE   SHARED  NONE
ADVANCE AUTO PARTS INC           COM      00751Y106   4,935        97,820   SH            SOLE                 97,820
AETNA INC NEW                    COM      00817Y108   6,231        83,136   SH            SOLE                 83,136
AMERICAN INTL GROUP INC          COM      026874107   4,529        81,740   SH            SOLE                 81,740
AMERICREDIT CORP                 COM      03060R101   7,284       310,740   SH            SOLE                310,740
ASHFORD HOSPITALITY TR INC     COM SHS    044103109   1,603       157,200   SH            SOLE                157,200
BANK NEW YORK INC                COM      064057102     225         7,749   SH            SOLE                  7,749
BOSTON SCIENTIFIC CORP           COM      101137107   2,670        91,170   SH            SOLE                 91,170
CALPINE CORP                     COM      131347106   1,804       644,372   SH            SOLE                644,372
CHECKFREE CORP NEW               COM      162813109   1,437        35,251   SH            SOLE                 35,251
COMMERCE BANCORP INC NJ          COM      200519106   3,573       110,030   SH            SOLE                110,030
COMPUTER ASSOCIATES INTL INC     COM      204912109   5,335       196,853   SH            SOLE                196,853
CONSOL ENERGY INC                COM      20854P109   4,385        93,260   SH            SOLE                 93,260
CORNING INC                      COM      219350105   5,045       453,236   SH            SOLE                453,236
CROWN CASTLE INTL CORP           COM      228227104   5,946       370,256   SH            SOLE                370,256
CYMER INC                        COM      232572107   3,155       117,840   SH            SOLE                117,840
DOBSON COMMUNICATIONS CORP      CL A      256069105   1,105       547,094   SH            SOLE                547,094
DOLLAR TREE STORES INC           COM      256747106   1,329        46,270   SH            SOLE                 46,270
EQUINIX INC                    COM NEW    29444U502   8,473       200,116   SH            SOLE                200,116
FLANDERS CORP                    COM      338494107   1,921       170,270   SH            SOLE                170,270
GAYLORD ENTMT CO NEW             COM      367905106   2,721        67,356   SH            SOLE                 67,356
GILEAD SCIENCES INC              COM      375558103   1,910        53,351   SH            SOLE                 53,351
HONEYWELL INTL INC               COM      438516106   1,976        53,091   SH            SOLE                 53,091
INTEROIL CORP                    COM      460951106   2,652        75,866   SH            SOLE                 75,866





INTERNATIONAL RECTIFIER CORP     COM      460254105   2,480        54,495   SH            SOLE                 54,495
ISOLAGEN INC                     COM      46488N103   2,066       328,523   SH            SOLE                328,523
JAMES RIVER COAL CO            COM NEW    470355207   5,016       130,797   SH            SOLE                130,797
KMG AMER CORP                    COM      482563103   1,223       125,413   SH            SOLE                125,413
LAIDLAW INTL INC                 COM      50730R102   2,963       142,452   SH            SOLE                142,452
MARVEL ENTERPRISES INC           COM      57383M108   1,885        94,232   SH            SOLE                 94,232
MARVELL TECHNOLOGY GROUP LTD     ORD      G5876H105   2,234        58,278   SH            SOLE                 58,278
MAXIM INTEGRATED PRODS INC       COM      57772K101   2,014        49,280   SH            SOLE                 49,280
MEMC ELECTR MATLS INC            COM      552715104  15,193     1,129,594   SH            SOLE              1,129,594
MICHAELS STORES INC              COM      594087108   2,667        73,460   SH            SOLE                 73,460
NATIONAL SEMICONDUCTOR CORP      COM      637640103   2,939       142,606   SH            SOLE                142,606
NII HLDGS INC                 CL B NEW    62913F201   9,830       170,960   SH            SOLE                170,960
NITROMED INC                     COM      654798503   4,959       286,476   SH            SOLE                286,476
ORACLE CORP                      COM      68389X105   2,814       225,473   SH            SOLE                225,473
PACIFICARE HEALTH SYS DEL        COM      695112102   1,476        25,925   SH            SOLE                 25,925
PETROHAWK ENERGY CORP            COM      716495106   3,296       314,474   SH            SOLE                314,474
RELIANT ENERGY INC               COM      75952B105   3,035       266,657   SH            SOLE                266,657
RESOURCES CONNECTION INC         COM      76122Q105   1,444        68,990   SH            SOLE                 68,990
ROWAN COS INC                    COM      779382100   4,828       161,313   SH            SOLE                161,313
SBA COMMUNiCATIONS CORP          COM      78388J106     606        66,337   SH            SOLE                 66,337
SENOMYX INC                      COM      81724Q107     893        74,973   SH            SOLE                 74,973
STARWOOD HOTELS&RESORTS WRLD PAIRED CTF   85590A203   4,254        70,868   SH            SOLE                 70,868
STATION CASINOS INC              COM      857689103   3,384        50,093   SH            SOLE                 50,093
SYMANTEC CORP                    COM      871503108   1,610        75,476   SH            SOLE                 75,476
TELETECH HOLDINGS INC            COM      879939106   1,436       111,174   SH            SOLE                111,174
TESSERA TECHNOLOGIES INC         COM      88164L100   2,650        61,289   SH            SOLE                 61,289
TYCO INTL LTD NEW                COM      902124106   5,190       153,559   SH            SOLE                153,559
VALEANT PHARMACEUTICALS INTL     COM      91911X104   4,303       191,095   SH            SOLE                191,095



XM SATELLITE RADIO HLDGS INC    CL A      983759101   1,425        45,040   SH            SOLE                 45,040
                         52               TOTAL     178,356


